Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 1,267,713	$ 646,978	$ 89,285
Accounts receivable, net of allowances of $458,860, $522,297 and $1,444 respectively	8,758,086	8,481,999	347,607
Inventory			10,992
Deferred loan costs	308,047	298,517
Note receivable	200,000
Other current assets	1,074,579	756,477	8,701
Total current assets	11,608,425	10,183,971	456,585
Property and equipment, net	345,800	367,624	338,759
Goodwill	20,561,980	20,561,980	343,986
Intangible assets, net	8,946,011	9,105,843	802,131
Deferred loan costs, net of current portion	1,446,848	1,528,262
Other assets	134,395	118,563	304,084
Total assets	43,043,459	41,866,243	2,245,545
Current Liabilities:
Accounts payable and accrued expenses	5,657,916	4,164,464	991,302
Deferred revenue	59,489	135,319
Income taxes payable	88,714	123,605
Bank debt, current portion	375,021	352,096	114,358
Notes, related parties	594,398	378,102	5,364
Contingent consideration	4,519,307	4,624,367	141,607
Term loans, current portion, net of debt discount	3,666,491	3,632,528	1,104,987
Total current liabilities	14,961,336	13,410,481	2,357,618
Other Liabilities:
Bank debt, net of current portion	132,301	207,831	698,289
Notes, related parties, net of current portion	105,694	105,694	936,054
Deferred tax liability	2,153,656	2,374,356
Term loans, net of current portion net of debt discount	11,527,066	11,880,237
Derivative financial instruments at estimated fair value	17,964	33,593	38,557
Total other liabilities	13,936,681	14,601,711	1,672,900
Series F, convertible preferred stock, $0.0001 par value, Contingent Consideration	557,933	557,933
Total Liabilities	29,455,950	28,570,125	4,030,518
Redeemable Common stock with $5.00 put option, 10,000, 10,000 and 0 shares issued and outstanding, at March 31, 2013, December 31, 2012 and December 31, 2011, $500,000 liquidation preference	499,921	499,921
Total redeemable common and preferred stock	16,319,044	16,584,704	620,872
Stockholders' Deficit:
Series A, convertible preferred stock, $0.0001 par value, 20,000,000 authorized; 0, 2,000,000 and 2,000,000 issued and outstanding as of March 31, 2013, December 31, 2012 and December 31, 2011		200	200
Common stock; $0.0001 par value; 500,000,000 shares authorized; 689,892, 488,984 and 317,475 issued and outstanding as of March 31, 2013, December 31, 2012 and December 31, 2011	69	49	32
Additional paid-in capital	10,738,598	9,095,517	7,871,322
Accumulated deficit	(13,506,651)	(12,455,783)	(10,382,921)
Total InterCloud Systems, Inc. stockholders' deficit	(2,767,984)	(3,360,017)	(2,511,367)
Non-controlling interest	36,449	71,431	105,522
Total stockholders' deficit	(2,731,535)	(3,288,586)	(2,405,845)
Total liabilities, non-controlling interest and stockholders' deficit	43,043,459	41,866,243	2,245,545
Redeemable Series B, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	2,216,760	2,216,760	15,000
Redeemable Series C, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	1,500,000	1,500,000
Redeemable Series D, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	40,212	605,872	605,872
Redeemable Series E, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	2,875,000	2,575,000
Redeemable Series F, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	3,575,000	3,575,000
Redeemable Series G, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock
Redeemable Series H, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	1,425,000	1,425,000
Redeemable Series I, convertible preferred stock
Other Liabilities:
Total redeemable common and preferred stock	4,187,151	4,187,151
Preferred Stock Series A Convertible
Stockholders' Deficit:
Total stockholders' deficit		$ 200	$ 200